Employee Benefit Obligations - Summary of Assumptions Used in Actuarial Calculation of Defined Benefits (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Abstract]
Discount rates used	5.00%	4.70%	5.00%
Expected rate of salary increases	4.00%	4.00%	4.00%
Turnover rate	4.57%	4.72%	4.89%
Mortality tables	CB-H-2014 / RV-M-2014	CB-H-2014 / RV-M-2014	RV-2009